World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2016

Dates Covered
Collections Period	05/01/16 - 05/31/16
Interest Accrual Period	05/16/16 - 06/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/16	91,080,775.18	11,677
Yield Supplement Overcollateralization Amount 04/30/16	551,172.21	0
Receivables Balance 04/30/16	91,631,947.39	11,677
Principal Payments	6,718,334.10	361
Defaulted Receivables	98,969.33	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/16	475,735.03	0
Pool Balance at 05/31/16	84,338,908.93	11,306

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	11.87%

Prepayment ABS Speed	1.30%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	4.68%
Weighted Average Remaining Term	23.44

Delinquent Receivables:
Past Due 31-60 days	1,666,801.26	139
Past Due 61-90 days	500,607.53	50
Past Due 91-120 days	102,587.23	10
Past Due 121+ days	0.00	0
Total	2,269,996.02	199

Total 31+ Delinquent as % Ending Pool Balance	2.69%

Recoveries	126,056.04

Aggregate Net Losses/(Gains) - May 2016	(27,086.71)

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.35%
Prior Net Losses Ratio	0.29%
Second Prior Net Losses Ratio	0.41%
Third Prior Net Losses Ratio	2.31%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.32%

Flow of Funds	$ Amount

Collections	7,130,610.79
Advances	1,811.21
Investment Earnings on Cash Accounts	2,008.59
Servicing Fee	(76,359.96)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,058,070.63

Distributions of Available Funds
(1) Class A Interest	47,076.39
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,741,866.25
(7) Distribution to Certificateholders	256,459.22
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,058,070.63

Servicing Fee	76,359.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 05/16/16	84,084,793.73
Principal Paid	6,741,866.25
Note Balance @ 06/15/16	77,342,927.48

Class A-1
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-2
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-3
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-4
Note Balance @ 05/16/16	69,742,793.73
Principal Paid	6,741,866.25
Note Balance @ 06/15/16	63,000,927.48
Note Factor @ 06/15/16	58.5973376%

Class B
Note Balance @ 05/16/16	14,342,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	14,342,000.00
Note Factor @ 06/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	59,745.16
Total Principal Paid	6,741,866.25
Total Paid	6,801,611.41

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.81000%
Interest Paid	47,076.39
Principal Paid	6,741,866.25
Total Paid to A-4 Holders	6,788,942.64

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0873650
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.8585907
Total Distribution Amount	9.9459557

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4378588
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	62.7062852
Total A-4 Distribution Amount	63.1441440

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/16	18,110.85
Balance as of 05/31/16	19,922.06
Change	1,811.21

Reserve Account
Balance as of 05/16/16	1,748,995.36
Investment Earnings	444.45
Investment Earnings Paid	(444.45)
Deposit/(Withdrawal)	-
Balance as of 06/15/16	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36